iShares
®
Future Metaverse Tech and Communications ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Broadline Retail  — 0.4%
eBay, Inc. .............................. 68 $ 7,599
MercadoLibre, Inc.
(a)
....................... 8 13,579
Prosus N.V.
(a)
........................... 169 7,344
28,522
a
Capital Markets  — 9.4%
Galaxy Digital, Inc., Class A
(a)
................. 11,657 318,702
Robinhood Markets, Inc., Class A
(a)
............. 4,191 420,274
738,976
a
Electronic Equipment, Instruments & Components  — 4.3%
GoerTek, Inc., Class A ..................... 100,600 335,241
Q Technology Group Co. Ltd. ................. 1,000 880
Sunny Optical Technology Group Co. Ltd. ........ 100 783
336,904
a
Entertainment  — 34.0%
Electronic Arts, Inc. ....................... 2,332 478,153
Kingnet Network Co. Ltd., Class A ............. 159,600 383,933
Krafton, Inc.
(a)
........................... 2,225 341,183
NetEase, Inc. ........................... 14,700 377,522
Nintendo Co. Ltd. ......................... 200 8,408
ROBLOX Corp., Class A
(a)
................... 10,122 550,434
Take-Two Interactive Software, Inc.
(a)
............ 2,124 530,958
2,670,591
a
Hotels, Restaurants & Leisure  — 3.7%
Metaplanet, Inc.
(a)
......................... 233,600 291,645
a
Household Durables  — 0.3%
Garmin Ltd. ............................. 24 5,701
Sony Group Corp. ........................ 900 18,112
23,813
a
Interactive Media & Services  — 12.2%
Kuaishou Technology, Class B
(b)
............... 68,800 368,760
Meta Platforms, Inc., Class A ................. 360 202,784
Snap, Inc., Class A, NVS
(a)
.................. 332 1,474
Tencent Holdings Ltd. ...................... 6,900 380,760
953,778
a
Leisure Products  — 0.0%
Sega Sammy Holdings, Inc. .................. 100 1,361
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 6.5%
Advanced Micro Devices, Inc.
(a)
............... 261 $ 151,618
Intel Corp.
(a)
............................ 688 96,065
NVIDIA Corp. ........................... 1,132 226,502
QUALCOMM, Inc. ........................ 184 34,001
508,186
a
Software  — 29.0%
Autodesk, Inc.
(a)
.......................... 1,569 305,045
Bentley Systems, Inc., Class B
(c)
............... 10,481 313,277
Cadence Design Systems, Inc.
(a)
.............. 40 15,013
Circle Internet Group, Inc., Class A
(a)(c)
........... 4,834 302,753
Dassault Systemes SE ..................... 15,097 307,937
MARA Holdings, Inc.
(a)
..................... 25,779 358,070
PTC, Inc.
(a)
............................. 2,557 290,501
Synopsys, Inc.
(a)
......................... 29 12,936
Unity Software, Inc.
(a)
...................... 12,887 368,311
Zoom Communications, Inc., Class A
(a)
.......... 37 3,194
2,277,037
a
Total Long-Term Investments — 99.8%
(Cost: $7,263,846) .................................. 7,830,813
a
Short-Term Securities
Money Market Funds  —  6.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(d)(e)(f)
...................... 466,542 466,682
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(d)(e)
............................ 7,598 7,598
a
Total Short-Term Securities — 6.0%
(Cost: $474,271) ................................... 474,280
Total Investments — 105.8%
(Cost: $7,738,117) .................................. 8,305,093
Liabilities in Excess of Other Assets — (5.8)% ............... (454,050)
Net Assets — 100.0% ................................. $ 7,851,043
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 769,389 $ — $ (302,675)
(a)
$ (68) $ 36 $ 466,682 466,542 $ 1,300
(b)
$ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Future Metaverse Tech and Communications ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... $ 5,102 $ 2,496
(a)
$ — $ — $ — $ 7,598 7,598 $ 80 $ —
$ — $ (68) $ 36
$ 474,280
$ 1,380 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 09/18/26 $ 15 $ 71
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,688,242  $ 3,142,571  $ —  $ 7,830,813
Short-Term Securities
Money Market Funds ...................................... 474,280  —  —  474,280
$ 5,162,522  $ 3,142,571  $ —  $ 8,305,093
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 71  $ —  $ —  $ 71
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Future Metaverse Tech and Communications ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Portfolio Abbreviation
NVS Non-Voting Shares